Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund
TDAM Short-Term Bond Fund
Investment Objective
The TDAM Short-Term Bond Fund (the “Fund”) seeks to provide a high level of income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class	Advisor Class
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	none	0.25%
Shareholder Servicing Fees	none	none
All Other Expenses	0.27%	0.27%
Total Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	0.52%	0.77%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	53	167	291	653
Advisor Class	79	246	428	954

Portfolio Turnover

The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations (debt obligations rated in one of the four highest ratings categories by a nationally recognized statistical rating organization) of banks and corporations. An unrated debt obligation may be treated as investment-grade if warranted by the analysis of the Fund's investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”). In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the Fund of 3 years or less for securities which the Fund holds.

The Investment Manager will allocate the Fund's assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting investments for the Fund, the Investment Manager will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer. The Fund may invest in mortgage-backed and asset-backed securities. The Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In managing the Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Fund in securities that have a lower average credit quality than its benchmark index, the Merrill Lynch 1 - 3 Year Treasury Index, because such investments provide sufficient incremental income to justify their additional risk. Under normal circumstances, the Investment Manager will also seek to minimize deviations from the average duration of the Fund's benchmark index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment Manager will seek to enhance returns by taking advantage of yield differentials among securities.

Principal Risks

If the Investment Manager's strategies do not work as intended, the Fund may not achieve its investment objective.

Investment Risk - You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Interest Rate Risk - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Fund's fixed-income securities will decline in value because of increases in market interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates.

Credit Risk - Fixed income investments, such as bonds, involve credit risk. This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Fund's investment in that issuer.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Banking Industry Risk - The Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign Securities Risk - Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table illustrate the risks of investing in the Institutional Class of the Fund. The bar chart shows changes in the Institutional Class' performance from year to year. The table shows average annual total returns of the Institutional Class. Of course, past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN Short-Term Bond Fund - Institutional Class as of 12/31 each year

For the period covered by the bar chart, the highest and lowest quarterly returns were 2.96% (for the quarter ended 12/31/08) and -0.50% (for the quarter ended 6/30/08), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/13
Average Annual Returns	Label	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	Institutional Class - Return Before Taxes	0.46%	2.02%	2.80%	[1]	Dec. 18, 2006
Institutional Class After Taxes on Distributions	Institutional Class - Return After Taxes On Distributions	0.09%	1.42%	1.93%	[1]
Institutional Class After Taxes on Distributions and Sales	Institutional Class - Return After Taxes On Distributions And Sale of Fund Shares	0.26%	1.36%	1.86%	[1]
Advisor Class	Advisor Class - Return Before Taxes	none	none	0.32%	[1]	May 30, 2013
Bank of America Merrill Lynch 1 – 3 Year Treasury Index	Bank of America Merrill Lynch 1 - 3 Year Treasury Index (reflects no deduction for fees or expenses)	0.36%	1.09%	2.74%	[1]	Dec. 31, 2006
[1]	Institutional Class - December 18, 2006; Advisor Class - May 30, 2013; Index returns provided from December 31, 2006.